                                             Supplement to Prospectus Dated May 1, 2003
                                                   Supplement dated June 20, 2003

This  Supplement  should be retained with the current  Prospectus  for your  variable  life policy  issued by American  Skandia Life
Assurance  Corporation  ("American  Skandia").  If you do not  have  a  current  Prospectus,  please  contact  American  Skandia  at
1-800-766-4530.

                                                            NAME CHANGE

Montgomery Variable Series - Emerging Markets Portfolio/Sub-account
American  Skandia  anticipates  that  shareholders  will approve the Plan of  Reorganization  of the  Montgomery  Variable  Series -
Emerging Markets Portfolio and the Gartmore GVIT Developing  Markets Portfolio and that the  reorganization  will take place on June
20, 2003. Upon completion of the  reorganization,  the Montgomery  Variable Series - Emerging Markets  Portfolio will cease to exist and Annuity  Owners will have an  equivalent  Account  Value in the  Gartmore  GVIT  Developing  Markets  Portfolio.  The  principal investment objective and policies of the Portfolio will be unchanged as a result of this reorganization.

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                                           UNDERLYING MUTUAL FUND PORTFOLIO ANNUAL EXPENSES
                               (as a percentage of the average net assets of the underlying Portfolios)
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--------------------------------------- --------------- --------------- --------------- ---------------- --------------- ---------------

                                          Management        Other         12b-1 Fees     Total Annual     Fee Waivers     Net Annual
         UNDERLYING PORTFOLIO                Fees          Expenses                        Portfolio      and Expense     Portfolio
                                                                                           Operating     Reimburse-ment   Operating
                                                                                           Expenses                        Expenses
--------------------------------------- --------------- --------------- --------------- ---------------- --------------- ---------------
--------------------------------------- --------------- --------------- --------------- ---------------- --------------- ---------------
Gartmore Variable Investment Trust:
  GVIT Developing Markets                    1.15%          0.24%            0.25%            1.64%            N/A            1.64%
--------------------------------------- --------------- --------------- --------------- ---------------- --------------- ---------------

SPVLI/FPVLI/FOCUS/HORIZON - SUPP (06/20/2003) VLI-SUPP (06/20/2003)